FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:
                         This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:           Stark Global Opportunities Management LLC
Address:        3600 South Lake Drive
                St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. McNally
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally            St. Francis, Wisconsin       February 17, 2009
----------------------------     ------------------------      -----------------
      (Signature)                      (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $40,463 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            None

Column 1:                     Column 2:         Column 3:    Column 4:       Column 5:       Column 6:  Column 7:   Column 8:
 Name of                      Title of          CUSIP        Value      Shrs or  SH/  Put/  Investment   Other    Voting Authority
  Issuer                       Class            Number      (x $1000)    Prn Amt PRN  Call  Discretion  Managers  Sole  Shared None
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1   02076XAA0    2,690         4,190 PRN          Sole                4,190
AMGEN INC                     NOTE 0.375% 2/0   031162AQ3   12,552        13,250 PRN          Sole               13,250
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109      447        26,527 SH           Sole               26,527
CHESAPEAKE ENERGY CORP        NOTE 2.750%11/1   165167BW6    1,452         2,300 PRN          Sole                2,300
CHIQUITA BRANDS INTL INC      NOTE 4.250% 8/1   170032AT3      299           391 PRN          Sole                  391
E M C CORP MASS               NOTE  1.750%12/0  268648AM4    5,225         5,632 PRN          Sole                5,632
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    2,139        87,500 SH    CALL   Sole
MEDTRONIC INC                 NOTE  1.625% 4/1  585055AM8    6,360         7,350 PRN          Sole                7,350
MEDTRONIC INC                 COM               585055106      877        27,900 SH    CALL   Sole
MILLIPORE CORP                NOTE 3.750% 6/0   601073AD1      731           833 PRN          Sole                  833
NATIONAL CITY CORP            COM               635405103      120        74,800 SH    CALL   Sole
PEABODY ENERGY CORP           SDCV  4.750%12/1  704549AG9    7,089        11,868 PRN          Sole               11,868
PNC FINL SVCS GROUP INC       COM               693475105      482         9,829 SH           Sole                9,829